                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                           New York, NY 10281-1008

August 3, 2004

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      RE:   Oppenheimer International Growth Fund
            Reg. No. 333-00201, File No. 811-07489

To the Securities and Exchange Commission:

      An  electronic  ("EDGAR")  filing is hereby  made on behalf  Oppenheimer
International  Growth Fund (the  "Registrant")  pursuant to Rule 497(e) of the
Securities  Act of 1933 and the  Investment  Company Act of 1940.  This filing includes a  Prospectus  supplement  dated  August 2, 2004 to the  Registrant's
Prospectus dated January 23, 2004.

Please contact me if you have any questions regarding this filing.  Thank you.

                                          Sincerely,

                                          /s/ Peter E. Pisapia
                                          ------------------------------------
                                          Peter E. Pisapia
                                          Assistant Vice President &
                                          Assistant Counsel
                                          (212) 323-0248

cc:   Mayer, Brown Rowe & Maw
      Ms. Gloria LaFond

                      OPPENHEIMER INTERNATIONAL GROWTH FUND
                      Supplement dated August 2, 2004 to the
                        Prospectus dated January 23, 2004

The Prospectus is changed as follows:

1.   The section titled "Portfolio Manager" on page 13 is replaced with the following:

     Portfolio Manager.  The portfolio manager of the Fund is George Evans. He has been the person principally  responsible for the day-to-day management of the
     Fund's  portfolio  since its inception in 1996. He has been a Vice  President
     of  the  Fund  and  of  the  Manager  since  March  1996,   and  Director  of
     International  Equities of the Manager since August 2004,  heading the global equity  team.  He also  serves as an officer and  portfolio  manager of other
     Oppenheimer funds.

August 2, 2004                                                    PS0825.020